Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2018
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Investments Accounted for Using the Equity Method
15.	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Investments in associates	$48,267,237	$9,131,814	$298,328
Investments in joint venture	486,514	180,494	5,896

	$48,753,751	$9,312,308	$304,224

a.	Investments in associates

1)	Investments in associates accounted for using the equity method consisted of the following:

			Carrying Amount as of December 31
			2017	2018
		Operating	NT$	NT$	US$ (Note 4)
Name of Associate	Main Business	Location

Material associate
SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits	R.O.C.	$45,210,371	$-	$-

Associates that are not individually material
Deca Technologies Inc. （”DECA”）	Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology	British Cayman Islands	1,583,124	866,312	28,302

Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	1,248,711	1,095,233	35,780

			Carrying Amount as of December 31
			2017	2018
		Operating	NT$	NT$	US$ (Note 4)
Name of Associate	Main Business	Location

Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	$309,630	$295,772	$9,663
Advanced Microelectronic Products Inc. (“AMPI”)	Engaged in integrated circuit	R.O.C.	215,550	184,134	6,015
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	-	4,237,982	138,451
Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	-	2,752,530	89,923
			48,567,386	9,431,963	308,134
	Less: Deferred gain on transfer of land		300,149	300,149	9,806

			$48,267,237	$9,131,814	$298,328

2)	At each balance sheet date, the percentages of ownership held by the Group were as follows:

	December 31
	2017	2018

SPIL	33.29%	-
DECA	22.04%	22.04%
HC	26.22%	26.22%
HCK	27.31%	27.31%
AMPI	38.76%	38.76%
ChipMOS	-	20.47%
Yann Yuan	-	32.21%

As disclosed in Note 1, the Company acquired all issued and outstanding ordinary shares of SPIL on April 30, 2018 (the acquisition date) in accordance with the joint share exchange agreement and had the control over SPIL. The investment in SPIL originally accounted for using the equity method was remeasured to the fair value at the acquisition date. The gain arising on remeasurement of NT$7,421,408 thousand (US$ 242,451 thousand) was recognized under the line item of other gains, net (Note 26) in the consolidated statements of comprehensive income for the year ended December 31, 2018.

Following the acquisition of 100% shareholdings of SPIL on April 30, 2018, the Company indirectly held ordinary shares of ChipMOS and Yann Yuan through SPIL. In June 2018, SPIL, acquired additional 19,159 thousand ordinary shares of ChipMOS from open market with total cash consideration of NT$451,563 thousand (US$14,752 thousand). As a result, the percentage of ownership in ChipMOS was increased from 18.23% to 20.47% and the SPIL had significant influence over ChipMOS. As of December 31, 2018, the Group has completed the identification of the difference between the cost of the investment and the Group’ share of the net fair value of ChipMOS’ identifiable assets and liabilities.

The Group evaluated the recoverable amount of its investment in DECA by the present value of cash flow projection made by DECA’s management with discount rate of 14.1%. The recoverable amount was lower than its carrying amount and, therefore, the Group recognized an impairment loss of NT$521,010 thousand (US$17,021 thousand) under the line item of other gains, net in the consolidated statements of comprehensive income for the year ended December 31, 2018 (Note 26).

3)	Fair values (Level 1 inputs in terms of IFRS 13) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

SPIL	$52,176,190	$-	$-
HC	$1,695,156	$1,537,307	$50,222
AMPI	$468,572	$369,925	$12,085
ChipMOS	$-	$3,886,561	$126,970

4)	Summarized financial information in respect of the Group’s material associate

The summarized financial information below represents amounts shown in SPIL’s consolidated financial statements prepared in accordance with IFRSs and adjusted by the Group for equity method accounting purposes.

December 31, 2017
NT$

Current assets	$49,065,912
Non-current assets	101,693,417
Current liabilities	(26,194,615)
Non-current liabilities	(27,213,266)

Equity	$97,351,448

Proportion of the Group’s ownership interest in SPIL	33.29%

Net assets attributable to the Group	$32,408,297
Goodwill	12,802,074

Carrying amount	$45,210,371

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2017	For the Period from January 1, 2018 through April 29, 2018
	NT$	NT$	NT$	US$ (Note 4)

Operating revenue	$85,111,913	$83,554,385	$26,169,040	$854,918
Gross profit	$15,027,247	$12,464,792	$4,421,493	$144,446
Profit before income tax	$7,351,661	$4,347,810	$848,072	$27,706

Net profit	$5,484,462	$2,822,231	$413,317	$13,503
Other comprehensive income (loss)	(2,373,532)	579,057	633,879	20,708

Total comprehensive income	$3,110,930	$3,401,288	$1,047,196	$34,211
Cash dividends received from SPIL	$3,941,740	$1,815,275	$-	$-

5)	Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net profit (loss)	$(139,366)	$(190,532)	$147,535	$4,820
Other comprehensive income (loss)	(115,650)	59,676	(613,471)	(20,042)

Total comprehensive loss	$(255,016)	$(130,856)	$(465,936)	$(15,222)

b.	Investments in joint venture

1)	The joint venture that was not individually material and accounted for using the equity method was the Group’s investment in ASE Embedded Electronics Inc. (“ASEEE”). As of December 31, 2017 and 2018, the percentages of ownership were both 51%. ASEEE is located in R.O.C. and engaged in the production of embedded substrate.

2)	ASE’s board of directors resolved in February 2019 to purchase ordinary shares newly issued by ASEEE at par value through its capital increase by cash. The total consideration will not be more than NT$1,500,000 thousand (US$49,004 thousand), representing 150,000 thousand ordinary shares.

3)	Aggregate information of the Group’s joint venture that is not individually material

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of net loss and total comprehensive loss	$(90,478)	$(184,366)	$(306,156)	$(10,002)